Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 3,000		$ 6,477,000	$ (5,853,000)	$ 627,000
Beginning balance, shares at Dec. 31, 2019	27,629,408	1
Fair value of common shares issued for services			115,000		115,000
Fair value of common shares issued for services, shares	57,500
Common shares issued in private offerings			2,513,000		2,513,000
Common shares issued in private offerings, shares	1,269,250
Net Loss				(3,284,000)	(3,284,000)
Ending balance, value at Dec. 31, 2020	$ 3,000		9,105,000	(9,137,000)	(29,000)
Ending balance, shares at Dec. 31, 2020	28,956,158	1
Fair value of common shares issued for services			1,683,000		1,683,000
Fair value of common shares issued for services, shares	841,500
Common shares issued in private offerings			5,245,000		5,245,000
Common shares issued in private offerings, shares	2,597,500
Net Loss				(7,020,000)	(7,020,000)
Fair value of vested options and warrants issue for services			1,085,000		1,085,000
Fair value of warrants issued as a debt discount			576,000		576,000
Ending balance, value at Sep. 30, 2021	$ 3,000		17,694,000	(16,157,000)	1,540,000
Ending balance, shares at Sep. 30, 2021	32,395,158	1
Beginning balance, value at Dec. 31, 2020	$ 3,000		9,105,000	(9,137,000)	(29,000)
Beginning balance, shares at Dec. 31, 2020	28,956,158	1
Fair value of common shares issued for services			1,744,000		1,744,000
Fair value of common shares issued for services, shares	851,488
Net Loss				(10,053,000)	(10,053,000)
Fair value of vested options and warrants issue for services			1,768,000		1,768,000
Fair value of warrants issued as a debt discount			2,482,000		2,482,000
Common shares and warrants issued in private offerings			5,245,000		$ 5,245,000
Common shares and warrants issued in private offerings, shares	2,597,500
Common shares issued in the exercise of warrants, shares
Ending balance, value at Dec. 31, 2021	$ 3,000		20,344,000	(19,190,000)	$ 1,157,000
Ending balance, shares at Dec. 31, 2021	32,405,146	1
Fair value of common shares issued for services			1,309,000		$ 1,309,000
Fair value of common shares issued for services, shares	436,250				436,250
Common shares issued in private offerings			1,620,000		$ 1,620,000
Common shares issued in private offerings, shares	540,002
Net Loss				(11,978,000)	(11,978,000)
Fair value of vested options and warrants issue for services			2,045,000		2,045,000
Fair value of vested restricted stock units			225,000		225,000
Fair value of common shares issued for financing costs			1,554,000		1,554,000
Fair value of common shares issued for financing costs, shares	518,082
Common shares issued in the exercise of warrants			1,558,000		$ 1,558,000
Common shares issued in the exercise of warrants, shares	779,000
Ending balance, value at Sep. 30, 2022	$ 3,000		$ 28,655,000	$ (31,168,000)	$ (2,510,000)
Ending balance, shares at Sep. 30, 2022	34,678,480